Income Tax (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Composition of deferred tax assets:
Non capital loss carry forwards	$ 872	$ 378
Valuation allowance	(872)	(378)
Deferred tax assets